RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 16  -  RELATED PARTIES

A.	Compensation to the non-executive directors:

	For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Fees, including reimbursement of expenses	274	238	291
Share-based compensation	179	252	1,264
	453	490	1,555

B.	Transactions with related parties:

	For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Consulting fees, including share-based compensation and reimbursement of expenses (1) (2)	57	67	177
Key man life insurance premium (3)	1	12	11
	58	79	188

1.
On July 1, 2005, the Company entered into an agreement with Hadar Kimchy according to which Hadar Kimchy provided marketing communication and graphical design services to the Company in consideration for a monthly fee of NIS 10,260 ($3). On August 1, 2014, the monthly fee was increased to NIS 13,680 ($4).  Such services were provided to the Company by Sigalit Kimchy, who is employed by Hadar Kimchy. On April 4, 2016, the agreement was terminated.

On April 4, 2016, the Company entered into an employment agreement with Sigalit Kimchy, according to which Ms. Kimchy serves as marcom and user interface lead, in a 60% part-time role (no less than 112 hours per month), for a monthly salary of NIS 11,200 ($3), plus up to 35 monthly overtime hours at a gross monthly rate of NIS 2,800 ($782), or an aggregate monthly salary of up to NIS 14,000 ($4).  Ms. Kimchy is entitled to an education fund, managers' insurance or pension fund and reimbursement of monthly travel expenses.

2.
The Company engaged Mr. XiangQian (XQ) Lin, who has served as a director since February 24, 2015, to provide certain business development services in Asia under a consulting agreement entered into with him on June 1, 2015.  As compensation for his services, Mr. Lin is entitled to a monthly fee of $10 for up to five hours per month and $300 per hour for any consultancy hour exceeding such five hours required to perform such services.  In addition, during 2015 the Company awarded Mr. Lin a one-time option grant to purchase 4,070 ordinary shares, exercisable at $60.72 per share. Since January 1, 2016, the parties have agreed to temporarily suspend Mr. Lin's engagement until such time as the Company shall require further business development services in Asia; therefore, no expenses related to the agreement with Mr. Lin were recorded in the years ended December 31, 2017 and 2016.

3.
In connection with the asset transfer agreement entered into with the Predecessor Entity in May 2009, the Company assumed the former obligation of the Predecessor Entity to distribute any proceeds it collects on the $1 million key man life insurance policy with respect to Yoav Kimchy, the Company's chief technology officer and a former director, to the former holders of the Series A preferred units in an amount equal to their respective capital contributed to the Predecessor Entity, less any amounts previously distributed to them, plus any accrued and unpaid dividends due to them as of the date of distribution. On November 16, 2016, the Company cancelled the key man life insurance policy with respect to Yoav Kimchy.

C.	Participation in the Company's IPO and concurrent Private Placement

1)	IPO:

As discussed in Note 10C(2)(b), on February 24, 2015, the Company consummated the IPO of 166,667 units, at a public offering price of $72 per unit, before underwriting discounts and offering expenses. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long-Term Incentive Warrants. The following principal shareholders prior to the IPO purchased units in the IPO at a price of $72 per unit. The units purchased by such shareholders, together with the proceeds, before expenses, to the Company, are shown in the table below:

Beneficial owner	Shares purchased	Series A Warrants purchased	Long Term Incentive Warrants purchased	Proceeds, before expenses, to the Company
Pontifax Funds	10,417	5,209	15,625	$750
Docor International B.V.	3,473	1,737	5,209	$250
Esco Ventures Pte Ltd	13,889	6,945	20,834	$1,000

2)	Private Placement

As discussed in Note 10C(2)(c), on August 20, 2014, the Company entered into a certain credit line agreement, pursuant to which it obtained a credit line in an aggregate principal amount of $12 million from the Lenders. The credit line amount was deposited in an escrow account at the closing, which was consummated on October 14, 2014.  At the closing of the credit line agreement, the Company issued to the Lenders CLA Warrants to purchase in the aggregate 221,556 of its ordinary shares. Under the terms of the credit line agreement, we directed that the full credit line amount be invested in the Private Placement that was consummated simultaneously with the IPO on February 24, 2015 The Company issued a total of 166,667 units to the Lenders at a public offering price of $72 per unit, before expenses. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long-Term Incentive Warrants. The following principal shareholders prior to the IPO, purchased units in the Private Placement at a price of $72 per unit. The units purchased, together with the proceeds, before expenses, to the Company, are shown in the table below:

Beneficial owner	CLA Warrants	Shares purchased	Series A Warrants purchased	Long Term Incentive Warrants purchased	Proceeds, before expenses, to the Company
Pontifax Funds	27,695	20,834	10,417	31,251	$1,500
Docor International B.V.	9,231	6,945	3,473	10,417	$500
Counterpoint Ventures Fund II LP	4,708	3,542	1,771	5,313	$255